Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF - January | Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Emerging Markets Power Buffer ETF - April | Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Emerging Markets Power Buffer ETF - July | Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Emerging Markets Power Buffer ETF - October | Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Growth-100 Power Buffer ETF - January | Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - February | Innovator Growth-100 Power Buffer ETF - February
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - March | Innovator Growth-100 Power Buffer ETF - March
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - April | Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - May | Innovator Growth-100 Power Buffer ETF - May
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - June | Innovator Growth-100 Power Buffer ETF - June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - July | Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - August | Innovator Growth-100 Power Buffer ETF - August
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - September | Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - October | Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - November | Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth-100 Power Buffer ETF - December | Innovator Growth-100 Power Buffer ETF - December
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator International Developed Power Buffer ETF - January | Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - February | Innovator International Developed Power Buffer ETF - February
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - March | Innovator International Developed Power Buffer ETF - March
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - April | Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - May | Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - June | Innovator International Developed Power Buffer ETF - June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - July | Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - August | Innovator International Developed Power Buffer ETF - August
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - September | Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - October | Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - November | Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator International Developed Power Buffer ETF - December | Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator U.S. Small Cap Power Buffer ETF - January | Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - February | Innovator U.S. Small Cap Power Buffer ETF - February
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - March | Innovator U.S. Small Cap Power Buffer ETF - March
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - April | Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - May | Innovator U.S. Small Cap Power Buffer ETF - May
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - June | Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - July | Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - August | Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - September | Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - October | Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - November | Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - December | Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%